Premises and Equipment (Details) - Schedule of premises and equipment - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Schedule of premises and equipment [Abstract]
Land	$ 1,516	$ 1,516
Buildings and improvements	6,536	6,493
Furniture and equipment	2,172	2,204
Automobiles		36
Property and Equipment	10,224	10,249
Less: accumulated depreciation	5,527	5,333
Balance at end of year	$ 4,697	$ 4,916